General administrative expenses and other net operating income (expenses) - Details of administrative expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Short-term employee benefits expense [abstract]
Salaries		₩ 1,932,906		₩ 1,831,137	₩ 1,980,363
Employee fringe benefits		640,924		600,001	590,255
Share based payments		27,629		12,946	9,632
Retirement benefit service costs		134,514		119,670	169,303
Termination		1,533		164,922	162,019
Sub total		2,737,506		2,728,676	2,911,572
Depreciation and amortisation expense [abstract]
Depreciation and amortization		539,924		503,035	521,827
Other general and administrative expense [Abstract]
Rent		124,041		124,355	80,130
Taxes and public dues		202,541		190,334	157,905
Service charges		257,113		245,656	233,495
Computer and IT related		142,979		144,017	127,186
Telephone and communication		93,178		88,018	84,204
Operating promotion		54,793		53,896	53,733
Advertising		156,795		161,896	160,464
Printing		5,955		6,072	6,799
Traveling		13,436		13,364	10,716
Supplies		9,021		9,156	8,309
Insurance premium		13,852		14,380	20,670
Maintenance		25,035		24,932	23,266
Water, light and heating		19,415		19,161	16,165
Vehicle maintenance		14,394		14,725	14,831
Others	[1]	58,995		101,760	98,618
Sub total		1,191,543		1,211,722	1,096,491
Total		₩ 4,468,973	$ 3,023,662	4,443,433	₩ 4,529,890
House welfare fund contribution				₩ 40,047

[1]	In-house welfare fund contributions amounted to 40,047 million Won as of December 31, 2023.